CONSTRUCTION IN PROGRESS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Construction In Progress [Abstract]
CONSTRUCTION IN PROGRESS

NOTE 4 – CONSTRUCTION IN PROGRESS

The construction and design project of Hip Cuisine’s 2nd restaurant in Costa del Este Panama was completed in March 2017 and operations will commence in May 2017. $153,930 of costs of construction at December 31, 2016 have, accordingly, been placed in service and will be depreciated in April 2017.

The construction and design project in Rawkin Juice, Inc.’s 2nd restaurant is expected to be completed in May 2017.

As of March 31, 2017, the total costs of the construction project for Rawkin Juice, Inc. have been capitalized in the amount of $12,908.

NOTE 5 – CONSTRUCTION IN PROGRESS

On August 18, 2016, the Company entered into an agreement for the construction of a restaurant located in Costa del Este, Panama. The construction project started in September 2016 and is scheduled to be completed in March 2017.

As of December 31, 2016, the total costs of the construction project have been capitalized in the amount of $153,930.